Employee Benefits - Summary of Quantitative Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Turnover Rate +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 31	€ (58)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(34)	67
Inflation Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	72	101
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(70)	(98)
Annual Discount Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(97)	(138)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 101	€ 144